Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Freedom Day Dividend ETF | Freedom Day Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.64%	16.74%	15.51%	(4.25%)